Long-Term Debt - Other Expense and Loss on Extinguishment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Previously deferred financing costs extinguished	$ 0	$ 4,207	$ 4,667
New financing costs		(9,302)	(11,119)	$ (9,241)
Senior Notes
Debt Instrument [Line Items]
Original premium extinguished			0
Previously deferred financing costs extinguished			4,667
New financing costs			18,372
Total other expense and loss on extinguishment			23,039
Previously deferred financing rolled over			1,949
New deferred financing costs			10,645
Total deferred financing costs			12,594
Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Previously deferred financing costs extinguished	$ 0	0	0
Term Loan | Senior Notes | 6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Original premium extinguished		(953)
Previously deferred financing costs extinguished		4,207
New financing costs		11,317
Total other expense and loss on extinguishment		14,571
Previously deferred financing rolled over		0
New deferred financing costs		10,275
Total deferred financing costs		$ 10,275
August 2017 Issuance of 7.625 Notes Due 2023 | Senior Notes | 6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Original premium extinguished			0
Previously deferred financing costs extinguished			1,408
New financing costs			8,881
Total other expense and loss on extinguishment			10,289
Previously deferred financing rolled over			473
New deferred financing costs			4,569
Total deferred financing costs			5,042
February 2017 Issuance of 7.875% Notes Due 2022 | Senior Notes | 6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Original premium extinguished			0
Previously deferred financing costs extinguished			3,259
New financing costs			9,491
Total other expense and loss on extinguishment			12,750
Previously deferred financing rolled over			1,476
New deferred financing costs			6,076
Total deferred financing costs			$ 7,552
May 2016 Issuance of 7.875% Senior Secured Notes Due 2022 | Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Original premium extinguished				355
Previously deferred financing costs extinguished				695
New financing costs				9,036
Total other expense and loss on extinguishment				10,086
Previously deferred financing rolled over				3,423
New deferred financing costs				6,628
Total deferred financing costs				$ 10,051